Equity	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Equity	Equity
In the six-month periods ended 30 June 2021 and 2020 there were no quantitative or qualitative changes in Grupo Santander's equity other than those indicated in the condensed consolidated statements of changes in total equity.
a)    Capital
As of 30 June 2021 and 31 December 2020, the Bank's capital stock was represented by 17,340,641,302 shares, with a nominal amount of EUR 8,670 million, in both dates.
b)    Share premium
The decreased produced in the first semester of 2021 for an amount of EUR 4,034 million has been the consequence of applying the result obtained by Banco Santander during the financial year 2020, consisting of losses of EUR 3,557 million, as reflected in the consolidated statements of changes in total equity, and the charge of the dividend for fiscal year 2020 for an amount of EUR 477 million (Note 3 and consolidated statements of changes in total equity).
c) Breakdown of other comprehensive income - Items not reclassified to profit or loss and Items that may be reclassified to profit or loss

	EUR million
	30-06-2021	31-12-2020
Other comprehensive income accumulated	(32,181)	(33,144)
Items not reclassified to profit or loss	(4,962)	(5,328)
Actuarial gains or losses on defined benefit pension plans	(4,415)	(5,002)
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(11)	(2)
Other valuation adjustments	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income	(428)	(308)
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedged item)	213	159
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income (hedging instrument)	(213)	(159)
Changes in the fair value of financial liabilities measured at fair value through profit or loss attributable to changes in credit risk	(108)	(16)
Items that may be reclassified to profit or loss	(27,219)	(27,816)
Hedge of net investments in foreign operations (effective portion)	(4,125)	(3,124)
Exchange differences	(24,032)	(26,911)
Hedging derivatives (effective portion)	126	295
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income	1,250	2,411
Hedging instruments (items not designated)	—	—
Non-current assets held for sale	—	—
Share in other income and expenses recognised in investments, joint ventures and associates	(438)	(487)

d) Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans
The changes in the balance of Other comprehensive income - Items not reclassified to profit or loss - Actuarial gains or losses on defined benefit pension plans include the actuarial gains or losses generated in the period and the return on plan assets, excluding amounts included in net interest on the net defined benefit liability (asset), less the administrative expenses and taxes inherent to the plan, and any change in the effect of the asset ceiling. Its variation is shown in the condensed consolidated statement of recognised income and expense.
During the first six months of 2021, the amount of actuarial losses (net of actuarial gains) has decreased by EUR 885 million. The main impacts are:
•Decrease of EUR 865 million in the accrued actuarial losses relating to Grupo Santander's businesses in the United Kingdom, mainly due to the change in the discount rate (increase from 1.28% to 1.91%), partially offset by the change in the inflation rate (increase from 2.95% to 3.24%) and the change in assets.
•Decrease of EUR 49 million in the accrued actuarial losses relating to Grupo Santander's businesses in the Spain, due to the change in the discount rate (increase from 0.60% to 0.90%).
•Decrease of EUR 41 million in the accrued actuarial losses relating to Grupo Santander's businesses in Germany, due to the change in the discount rate (increase from 1.17% to 1.56%).
•Decrease of EUR 36 million in accumulated actuarial losses for the Group's businesses in Brazil, due to the change in the discount rate (increase from 3.46% to 4.20% for pension plans and from 3.77% to 4.31% for medical plans).
The remaining variation in the accrued actuarial gains and losses heading represents an increase of EUR 106 million, mainly as a result of the evolution of exchange rates, being the appreciation of the pound and the depreciation of the Brazilian Real the most significant.
e) Other comprehensive income - Items not reclassified to profit or loss – Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income
Includes the net amount of unrealised fair value changes in equity instruments at fair value with changes in other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2021 and 31 December 2020 under “Other comprehensive income - Items not reclassified to profit or loss - Changes in the fair value of equity instruments measured at fair value with changes in other global result depending on the geographical origin of the issuer”:

	EUR million
	30-06-2021				31-12-2020
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Equity instruments
Domestic
Spain	28	(1,102)	(1,074)	773	28	(849)	(821)	1,032
International
Rest of Europe	118	(75)	43	410	65	(76)	(11)	314
United States	12	(4)	8	32	7	(4)	3	25
Latin America and rest	601	(6)	595	1,536	525	(4)	521	1,412
	759	(1,187)	(428)	2,751	625	(933)	(308)	2,783
Of which:
Listed	606	(31)	575	1,571	525	(31)	494	1,424
Unlisted	153	(1,156)	(1,003)	1,180	100	(902)	(802)	1,359
f) Other comprehensive income - Items that may be reclassified to profit or loss – Hedges of net investments in foreign operations (effective portion) and exchange differences
Other comprehensive income - Items that may be reclassified to profit or loss - Hedges of net investments in foreign operations (effective portion) includes the net amount of the changes in value of hedging instruments in hedges of net investments in foreign operations, in respect of the portion of these changes considered to be effective hedges.
Other comprehensive income - Items that may be reclassified to profit or loss - Exchange differences includes the net amount of exchange differences arising on non-monetary items whose fair value is adjusted against equity and the differences arising on the translation to euros of the balances of the consolidated entities whose functional currency is not the euro.
The net variation of both headings recognised during the first semester of 2021, recorded in the statement of income and expenses reflects the impact of the currencies' evolution during the year, reflecting the appreciation of the Brazilian Real, pound sterling, US dollar, Chilean peso, Mexican peso, mainly (see note 1.e).
Of this variation, EUR 347 million correspond to the valuation at the closing exchange rate of goodwill for the first semester of the year (see note 8).
g) Other comprehensive income – Items that may be reclassified to profit or loss – Changes in the fair value of debt instruments measured at fair value through other comprehensive income
Includes the net amount of unrealised fair value changes in debt instruments at fair value through other comprehensive income.
Below is a breakdown of the composition of the balance as of 30 June 2021 and 31 December 2020 under Other comprehensive income - Items that may be reclassified to profit or loss - Changes in the fair value of debt instruments measured at fair value through other comprehensive income depending on the type of instrument and the geographical origin of the issuer:

	EUR million
	30-06-2021				31-12-2020
	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value	Revaluation gains	Revaluation losses	Net revaluation gains/(losses)	Fair value
Debt instruments
Government and central banks debt instruments
Spain	414	—	414	14,416	693	—	693	19,314
Rest of Europe	702	(38)	664	23,326	915	(69)	846	23,116
Latin America and rest of the world	420	(323)	97	50,308	785	(73)	712	51,026
Private-sector debt instruments	117	(42)	75	23,704	181	(21)	160	24,714
	1,653	(403)	1,250	111,754	2,574	(163)	2,411	118,170